Consolidated Statement of Other Comprehensive Income - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Profit for the period	₺ 4,174,749	₺ 4,330,581	₺ 4,508,466
Items that will not be reclassified to profit or loss:
Remeasurements of employee termination benefits	(1,107,508)	(328,711)	(117,779)
Income tax relating to remeasurements of employee termination benefits	220,835	65,798	23,452
Remeasurements of employee benefits, net of tax	(886,673)	(262,913)	(94,327)
Items that may be reclassified to profit or loss:
Exchange differences on translation of foreign operations	(454,364)	4,348,030	602,969
Fair value reserve	(74,041)	(116,813)	(6,363)
Cash flow hedges - effective portion of changes in fair value	5,714,493	4,395,812	3,721,594
Cash flow hedges - reclassified to profit or loss	(4,326,630)	(3,796,219)	(3,600,406)
Cost of hedging reserve - changes in fair value	(1,848,668)	(2,611,188)	(1,405,383)
Cost of hedging reserve - reclassified to profit or loss	531,297	256,977	237,309
Loss on hedges of net investments in foreign operations	(316,150)	(2,358,725)	(810,674)
Income tax relating to these items	(40,519)	(461,384)	390,967
-Income tax relating to exchange differences	(538,429)	(1,414,596)	17,277
-Income tax relating to cash flow hedges	(54,521)	(52,780)	(10,301)
-Income tax relating to cost of hedging reserve	263,474	470,843	220,269
-Income tax relating to fair value reserve	21,841	23,162	1,245
-Income tax relating to hedges of net investments	267,116	511,987	162,477
Items that may be reclassified to profit or loss, net of tax	(814,582)	(343,510)	(869,987)
Other comprehensive income/(loss) for the year, net of income tax	(1,701,255)	(606,423)	(964,314)
Total comprehensive income/(loss)	2,473,494	3,724,158	3,544,152
Total comprehensive income for the year is attributable to:
Owners of the Company	2,474,453	3,724,043	3,538,509
Non-controlling interests	(959)	115	5,643
Total comprehensive income/(loss)	₺ 2,473,494	₺ 3,724,158	₺ 3,544,152